Employee Benefit Plan, Fully Benefit-Responsive Investment Contracts (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contracts [Line Items]
EBP, Summary of Accounting Policy [Text Block]	Summary of Significant Accounting Policies
(a) Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP).

EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 5,289,935,110	$ 4,938,131,767
EBP, Investment, Fair Value	$ 5,336,901,264	4,983,694,927
EBP, Synthetic Investment Contract, Minimum Crediting Rate, Guaranteed	0.00%
EBP, Fully Benefit-Responsive Investment Contract
(5) Fully Benefit-Responsive Investment Contracts

The Investment Trust contains investments in synthetic investment contracts that meet the definition of fully benefit-responsive investment contracts issued by insurance companies and other financial institutions. The synthetic investment contracts are with American General Life Insurance Company, Massachusetts Mutual Life Insurance Company, Transamerica Premier Life Insurance Company, Metropolitan Tower Life Insurance Company, and Prudential Insurance Company of America. The accounts are credited with earnings on the underlying investments and charged for plan withdrawals and administrative expenses charged by the companies. The contract value of the synthetic investment contracts at December 31, 2025 and December 31, 2024 was $337,658,470 and $338,114,107, respectively. These contracts meet the fully benefit-responsive investment contract criteria and therefore are reported at contract value in the financial statements. Contract value is the relevant measure for fully benefit responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Investment Trust. Contract value represents contributions made under the contract, plus earnings, less withdrawals, and administrative expenses. For example, participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. There are no reserves against contract value for credit risk of the contract issuer or otherwise.

The Investment Trust owns the underlying assets of the synthetic investment contract. A synthetic investment contract includes a wrapper contract, which is an agreement for the wrap issuer, such as a bank or insurance company, to make payments to the Investment Trust in certain circumstances. The wrapper contract typically includes certain conditions and limitations on the underlying assets owned by the Investment Trust. Synthetic investment contracts are designed to accrue interest based on crediting rates established by the contract issuers.

The synthetic investment contracts held by the Investment Trust include wrapper contracts that provide a guarantee that the credit rate will not fall below 0%. Cash flow volatility (e.g., timing of benefit payments) as well as asset underperformance can be passed through to the Plan through adjustments to future contract crediting rates. Formulas are provided in each contract that adjusts renewal crediting rates to recognize the difference between fair value and book value of the underlying assets. Crediting rates are reviewed monthly for resetting.

Risks arise when entering into any investment contract due to the potential inability of the issuer to meet the terms of the contract. In addition, synthetic investment contracts have the risk of default or the lack of liquidity of the underlying portfolio assets.

Synthetic investment contracts generally provide for withdrawals associated with certain events, which are not in the ordinary course of plan operations. These withdrawals are paid with a market value adjustment applied to the withdrawal as defined in the investment contract. Each contract issuer specifies the events which may trigger a market value adjustment; however, such events may include all or a portion of the following:

•material amendments to the Investment Trust’s structure or administration

•changes to the participating plans’ competing investment options including the elimination of equity wash provisions

•complete or partial termination of the Investment Trust, including a merger with another fund

•the failure of the Plan to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA

•the redemption of all or a portion of the interests in the Investment Trust held by a participating plan at the direction of the participating plan sponsor, including withdrawals due to the removal of a specifically identifiable group of employees from coverage under the participating plan (such as a group layoff or early retirement incentive program), the closing or sale of a subsidiary, employing unit, or affiliate, the bankruptcy or insolvency of a plan sponsor, the merger of the plan with another plan, or the plan sponsor’s establishment of another tax-qualified defined-contribution plan

•any change in law, regulation, ruling, administrative or judicial position, or accounting requirement applicable to the Investment Trust or participating plans
•the delivery of any communication to plan participants designed to influence a participant not to invest in the Investment Trust

At this time, management does not believe that the occurrence of any such market value event, which would limit the Plan’s ability to transact at contract value with participants, is probable.

Synthetic investment contracts generally are evergreen contracts that contain termination provisions, allowing the Plan or the contract issuer to terminate with notice, at any time at fair value, and providing for automatic termination of the contract if the contract value or the fair value of the underlying portfolio equals $0. The issuer is obligated to pay the excess contract value when the fair value of the underlying portfolio equals $0.

In addition, if the Plan defaults in its obligations under the synthetic investment contract (including the issuer’s determination that the agreement constitutes a nonexempt prohibited transaction as defined under ERISA), and such default is not corrected within the time permitted by the contract, then the contract may be terminated by the issuer and the Plan will receive the fair value as of the date of termination.

EBP, Nonconsolidated, Master Trust [Member]
EBP, Fully Benefit-Responsive Investment Contracts [Line Items]
EBP, Investment, Fair Value	$ 5,289,935,110	4,938,131,767
EBP, Investment, Fair and Contract Value	5,627,593,580	5,276,245,874
EBP, Synthetic Investment Contract [Member]
EBP, Fully Benefit-Responsive Investment Contracts [Line Items]
EBP, Investment Contract, Reserves Against Contract Value	0
EBP, Synthetic Investment Contract [Member] | EBP, Nonconsolidated, Master Trust [Member]
EBP, Fully Benefit-Responsive Investment Contracts [Line Items]
EBP, Investment, Fair Value	337,658,470	338,114,107
EBP, Investment, Fair and Contract Value	$ 337,658,470	$ 338,114,107